Trade accounts payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade accounts payable

19	Trade accounts payable

	12.31.2020	12.31.2019
Foreign suppliers	318.3	300.9
Domestic suppliers	82.7	56.5
Risk partners (i)	101.3	0.6

	502.3	358.0

(i)
The Company’s risk-sharing suppliers/partners develop and produce significant aircraft components, including engines, hydraulic components, avionics, wings, tail sections, interior components, and fuselage parts. Certain contracts between the Company and these risk-sharing suppliers/partners are long-term and include deferral of payments for components and systems for a negotiated term after delivery. Once the risk-sharing suppliers/partners have been selected and the aircraft development and production program has commenced, changing suppliers is more challenging. For example, in the case of engines, the aircraft is specially designed to accommodate a given component, which cannot be easily replaced by another supplier without incurring delays and significant additional expense. This dependence makes the Company vulnerable to the performance, quality and financial position of its risk-sharing suppliers/partners. As of December 31, 2019, trade accounts payable due from risk-sharing partners in relation to recurring supply of production components were mainly recorded and disclosed as liabilities held for sale (Note 5).